Note 4 - Loans Receivable, Net (Details) - Loans Originated by State (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Single family and multi family residential loans, amount (in Dollars)	$ 396,049	$ 475,773
Single Family and Multi Family Residential Loans [Member] | IOWA
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Single family and multi family residential loans, amount (in Dollars)	3,793	4,503
Single family and multi family residential loans, percent of total	5.00%	4.60%
Single Family and Multi Family Residential Loans [Member] | MINNESOTA
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Single family and multi family residential loans, amount (in Dollars)	69,219	88,364
Single family and multi family residential loans, percent of total	90.50%	91.10%
Single Family and Multi Family Residential Loans [Member] | WISCONSIN
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Single family and multi family residential loans, amount (in Dollars)	1,770	2,319
Single family and multi family residential loans, percent of total	2.30%	2.40%
Single Family and Multi Family Residential Loans [Member] | Other States [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Single family and multi family residential loans, amount (in Dollars)	1,685	1,851
Single family and multi family residential loans, percent of total	2.20%	1.90%
Single Family and Multi Family Residential Loans [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Single family and multi family residential loans, amount (in Dollars)	$ 76,467	$ 97,037
Single family and multi family residential loans, percent of total	100.00%	100.00%